Income Taxes (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Valuation allowances
NYS investment tax credit carryforwards	$ 3,807	$ 3,486
Foreign loss carryforwards	10,309	11,381
Foreign
Income Taxes
Net operating losses	30,798	32,469
Tax credit carryforwards	109,959	84,810
New York State (NYS) | Investment tax credit
Income Taxes
Tax credit carryforwards	$ 3,807	$ 3,486